Investments and Derivative Instruments (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Investment Income

	For the years ended December 31,
(Before-tax)	2013	2012	2011
Fixed maturities [1]	$1,253	$1,953	$1,927
Equity securities, AFS	8	11	10
Mortgage loans	172	248	206
Policy loans	82	116	128
Limited partnerships and other alternative investments	119	85	143
Other investments [2]	123	199	231
Investment expenses	(76)	(77)	(73)
Total securities AFS and other	1,681	2,535	2,572
Equity securities, trading	2	1	—
Total net investment income	$1,683	$2,536	$2,572

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2013	2012	2011
Gross gains on sales [1]	$2,196	$478	$400
Gross losses on sales	(700)	(278)	(200)
Net OTTI losses recognized in earnings [2]	(45)	(255)	(125)
Valuation allowances on mortgage loans	(1)	4	25
Japanese fixed annuity contract hedges, net [3]	6	(36)	3
Periodic net coupon settlements on credit derivatives/Japan	(3)	(8)	—
Results of variable annuity hedge program
U.S. GMWB derivatives, net	262	519	(397)
U.S. macro hedge program	(234)	(340)	(216)
Total U.S. program	28	179	(613)
International Program [4]	(963)	(1,145)	639
Total results of variable annuity hedge program	(935)	(966)	26
GMIB/GMAB/GMWB reinsurance	1,107	1,233	(326)
Coinsurance and modified coinsurance reinsurance contracts	(1,405)	(1,901)	375
Other, net [5]	106	248	(255)
Net realized capital gains (losses), before-tax	$326	$(1,481)	$(77)

[1]	Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

[2]	Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

[3]
Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

[4]	Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

[5]

Sales of Available-for-sale Securities

	For the years ended December 31,
	2013	2012	2011
Fixed maturities, AFS
Sale proceeds	$19,190	$23,555	$19,861
Gross gains [1]	1,867	521	354
Gross losses	(421)	(270)	(205)
Equity securities, AFS
Sale proceeds	$81	$133	$147
Gross gains	254	15	50
Gross losses	(263)	(5)	—

Other-Than-Temporary Impairment Losses
The following table presents a roll-forward of the Company’s cumulative credit impairments on debt securities held as of December 31, 2013, 2012 and 2011.

	For the years ended December 31,
(Before-tax)	2013	2012	2011
Balance, beginning of period	$(813)	$(1,319)	$(1,598)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(14)	(27)	(41)
Securities previously impaired	(4)	(15)	(47)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	403	543	358
Securities due to an increase in expected cash flows	17	5	9
Securities the Company made the decision to sell or more likely than not will be required to sell	1	—	$—
Balance, end of period	$(410)	$(813)	$(1,319)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2013					December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,172	$13	$(56)	$1,129	$(2)	$1,807	$38	$(172)	$1,673	$(4)
CDOs [2]	1,392	98	(41)	1,448	—	2,236	61	(117)	2,160	(4)
CMBS	2,275	106	(34)	2,347	(3)	3,757	262	(107)	3,912	(7)
Corporate	15,913	1,196	(192)	16,917	(6)	27,774	3,426	(221)	30,979	(19)
Foreign govt./govt. agencies	1,267	27	(117)	1,177	—	1,369	120	(29)	1,460	—
Municipal	988	26	(49)	965	—	1,808	204	(14)	1,998	—
RMBS	2,419	60	(48)	2,431	(3)	4,590	196	(115)	4,671	(28)
U.S. Treasuries	1,762	1	(14)	1,749	—	2,412	151	(12)	2,551	—
Total fixed maturities, AFS	27,188	1,527	(551)	28,163	(14)	45,753	4,458	(787)	49,404	(62)
Equity securities, AFS	362	35	(25)	372	—	408	28	(36)	400	—
Total AFS securities [3]	$27,550	$1,562	$(576)	$28,535	$(14)	$46,161	$4,486	$(823)	$49,804	$(62)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

[2]
Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

[3]
As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

Contractual Maturity
The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2013
Contractual Maturity	Amortized Cost	Fair Value
One year or less	$1,615	$1,639
Over one year through five years	5,328	5,535
Over five years through ten years	4,319	4,481
Over ten years	8,668	9,153
Subtotal	19,930	20,808
Mortgage-backed and asset-backed securities	7,258	7,355
Total fixed maturities, AFS	$27,188	$28,163

Securities Unrealized Loss Aging
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2013
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$288	$286	$(2)	$418	$364	$(54)	$706	$650	$(56)
CDOs [1]	64	63	(1)	1,185	1,144	(40)	1,249	1,207	(41)
CMBS	437	423	(14)	392	372	(20)	829	795	(34)
Corporate	2,449	2,360	(89)	799	696	(103)	3,248	3,056	(192)
Foreign govt./govt. agencies	542	501	(41)	303	227	(76)	845	728	(117)
Municipal	508	475	(33)	99	83	(16)	607	558	(49)
RMBS	922	909	(13)	475	440	(35)	1,397	1,349	(48)
U.S. Treasuries	1,456	1,442	(14)	—	—	—	1,456	1,442	(14)
Total fixed maturities, AFS	6,666	6,459	(207)	3,671	3,326	(344)	10,337	9,785	(551)
Equity securities, AFS	77	73	(4)	135	114	(21)	212	187	(25)
Total securities in an unrealized loss position	$6,743	$6,532	$(211)	$3,806	$3,440	$(365)	$10,549	$9,972	$(576)

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$77	$76	$(1)	$787	$616	$(171)	$864	$692	$(172)
CDOs [1]	5	5	—	1,640	1,515	(117)	1,645	1,520	(117)
CMBS	192	179	(13)	795	701	(94)	987	880	(107)
Corporate [1]	614	578	(36)	1,339	1,154	(185)	1,953	1,732	(221)
Foreign govt./govt. agencies	318	290	(28)	7	6	(1)	325	296	(29)
Municipal	65	62	(3)	98	87	(11)	163	149	(14)
RMBS	322	321	(1)	750	636	(114)	1,072	957	(115)
U.S. Treasuries	384	372	(12)	—	—	—	384	372	(12)
Total fixed maturities, AFS	1,977	1,883	(94)	5,416	4,715	(693)	7,393	6,598	(787)
Equity securities, AFS	9	9	—	172	136	(36)	181	145	(36)
Total securities in an unrealized loss position	$1,986	$1,892	$(94)	$5,588	$4,851	$(729)	$7,574	$6,743	$(823)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

Mortgage Loans

	December 31, 2013			December 31, 2012
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Total commercial mortgage loans [2]	$3,482	$(12)	$3,470	$4,949	$(14)	$4,935

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.

[2]
As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

Valuation Allowance for Mortgage Loans
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2013	2012	2011
Balance as of January 1	$(14)	$(23)	$(62)
(Additions)/Reversals	(2)	4	25
Deductions	4	5	14
Balance as of December 31	$(12)	$(14)	$(23)

Commercial Mortgage Loans Credit Quality
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2013		December 31, 2012
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$35	1.15x	$137	0.89x
65% - 80%	777	1.94x	1,717	2.27x
Less than 65%	2,658	2.34x	3,081	2.44x
Total commercial mortgage loans	$3,470	2.23x	$4,935	2.34x

Mortgage Loans by Region
The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2013		December 31, 2012
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$79	2.3%	$97	2.0%
Middle Atlantic	255	7.3%	370	7.5%
Mountain	40	1.2%	62	1.3%
New England	163	4.7%	231	4.7%
Pacific	1,019	29.4%	1,504	30.5%
South Atlantic	548	15.8%	1,012	20.5%
West North Central	17	0.5%	16	0.3%
West South Central	144	4.1%	234	4.7%
Other [1]	1,205	34.7%	1,409	28.5%
Total mortgage loans	$3,470	100%	$4,935	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type

Mortgage Loans by Property Type
	December 31, 2013		December 31, 2012
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$93	2.7%	$109	2.2%
Industrial	1,182	34.1%	1,519	30.8%
Lodging	27	0.8%	81	1.6%
Multifamily	576	16.6%	869	17.6%
Office	723	20.8%	1,120	22.7%
Retail	745	21.5%	1,047	21.2%
Other	124	3.5%	190	3.9%
Total mortgage loans	$3,470	100%	$4,935	100%

Variable Interest Entities Primary Beneficiary

	December 31, 2013			December 31, 2012
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$12	$13	$—	$89	$88	$7
Investment funds [4]	134	20	119	132	20	110
Limited partnerships	4	2	2	6	3	3
Total	$150	$35	$121	$227	$111	$120

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.

[4]	Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

GMWB reinsurance contracts

	Notional Amount		Fair Value
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Customized swaps	$7,839	$7,787	$74	$238
Equity swaps, options, and futures	4,237	5,130	44	267
Interest rate swaps and futures	6,615	5,705	(77)	67
Total	$18,691	$18,622	$41	$572

Derivative Classification by Balance Sheet Location

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Cash flow hedges
Interest rate swaps	$3,215	$3,863	$16	$167	$49	$167	$(33)	$—
Foreign currency swaps	143	163	(5)	(17)	2	3	(7)	(20)
Total cash flow hedges	3,358	4,026	11	150	51	170	(40)	(20)
Fair value hedges
Interest rate swaps	1,261	753	(24)	(55)	2	—	(26)	(55)
Foreign currency swaps	—	40	—	16	—	16	—	—
Total fair value hedges	1,261	793	(24)	(39)	2	16	(26)	(55)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, swaptions, caps, floors, and futures	4,633	13,432	(368)	(363)	123	436	(491)	(799)
Foreign exchange contracts
Foreign currency swaps and forwards	118	182	(4)	(9)	6	5	(10)	(14)
Japan 3Win foreign currency swaps	1,571	1,816	(354)	(127)	—	—	(354)	(127)
Japanese fixed annuity hedging instruments	1,436	1,652	(6)	224	88	228	(94)	(4)
Credit contracts
Credit derivatives that purchase credit protection	243	1,539	(4)	(5)	—	3	(4)	(8)
Credit derivatives that assume credit risk [1]	1,507	1,981	27	(8)	28	17	(1)	(25)
Credit derivatives in offsetting positions	3,501	5,341	(3)	(22)	35	56	(38)	(78)
Equity contracts
Equity index swaps and options	131	791	(2)	35	18	45	(20)	(10)
Variable annuity hedge program
U.S. GMWB product derivative [2]	21,512	28,868	(36)	(1,249)	—	—	(36)	(1,249)
U.S. GMWB reinsurance contracts	4,508	5,773	29	191	29	191	—	—
U.S. GMWB hedging instruments	18,691	18,622	41	572	333	743	(292)	(171)
U.S. macro hedge program	9,934	7,442	139	286	178	356	(39)	(70)
International program product derivatives [2]	—	1,876	—	(42)	—	—	—	(42)
International program hedging instruments	57,025	48,448	(27)	(105)	649	657	(676)	(762)
Other
GMAB, GMWB, and GMIB reinsurance contracts	11,999	18,287	(540)	(1,827)	—	—	(540)	(1,827)
Coinsurance and modified coinsurance reinsurance contracts	29,423	44,985	(427)	890	383	1,566	(810)	(676)
Total non-qualifying strategies	166,232	201,035	(1,535)	(1,559)	1,870	4,303	(3,405)	(5,862)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$170,851	$205,854	$(1,548)	$(1,448)	$1,923	$4,489	$(3,471)	$(5,937)
Balance Sheet Location
Fixed maturities, available-for-sale	$196	$416	$(1)	$(20)	$—	$—	$(1)	$(20)
Other investments	40,564	37,809	272	581	721	1,049	(449)	(468)
Other liabilities	62,590	67,765	(825)	38	789	1,683	(1,614)	(1,645)
Consumer notes	9	26	(2)	(2)	—	—	(2)	(2)
Reinsurance recoverable	33,931	47,430	(398)	1,081	413	1,757	(811)	(676)
Other policyholder funds and benefits payable	33,561	52,408	(594)	(3,126)	—	—	(594)	(3,126)
Total derivatives	$170,851	$205,854	$(1,548)	$(1,448)	$1,923	$4,489	$(3,471)	$(5,937)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

Offsetting Assets [Table Text Block]

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$1,510	$1,290	$272	$(52)	$121	$99

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$2,732	$2,238	$581	$(87)	$490	$4

Offsetting Liabilities [Table Text Block]

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [3]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,063)	$(1,308)	$(825)	$70	$(826)	$71

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [3]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,113)	$(1,759)	$38	$(392)	$(300)	$(54)

Derivatives in Cash Flow Hedging Relationships
he following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2013	2012	2011	2013	2012	2011
Interest rate swaps	$(158)	$26	$245	$(2)	$—	$(2)
Foreign currency swaps	12	(18)	(5)	—	—	—
Total	$(146)	$8	$240	$(2)	$—	$(2)

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2013	2012	2011
Interest rate swaps	Net realized capital gains (losses)	$70	$85	$6
Interest rate swaps	Net investment income (loss)	57	97	77
Foreign currency swaps	Net realized capital gains (losses)	4	(4)	(1)
Total		$131	$178	$82

Derivatives in Fair Value Hedging Relationships
he Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2013		2012		2011
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$27	$(24)	$(3)	$(3)	$(58)	$54
Foreign currency swaps
Net realized capital gains (losses)	1	(1)	(7)	7	(1)	1
Benefits, losses and loss adjustment expenses	(2)	2	(6)	6	(22)	22
Total	$26	$(23)	$(16)	$10	$(81)	$77

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Gain or loss recognized in income on non-qualifying strategies he following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2013	2012	2011
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$(5)	$26	$20
Foreign exchange contracts
Foreign currency swaps and forwards	4	10	1
Japan 3Win foreign currency swaps [1]	(268)	(300)	31
Japanese fixed annuity hedging instruments [2]	(207)	(178)	109
Credit contracts
Credit derivatives that purchase credit protection	(20)	(19)	(8)
Credit derivatives that assume credit risk	46	204	(141)
Equity contracts
Equity index swaps and options	(22)	(31)	(67)
Variable annuity hedge program
U.S. GMWB product derivatives	1,306	1,430	(780)
U.S. GMWB reinsurance contracts	(192)	(280)	131
U.S. GMWB hedging instruments	(852)	(631)	252
U.S. macro hedge program	(234)	(340)	(216)
International program hedging instruments	(963)	(1,145)	639
Other
GMAB, GMWB, and GMIB reinsurance contracts	1,107	1,233	(326)
Coinsurance and modified coinsurance reinsurance contracts	(1,405)	(1,901)	375
Total [3]	$(1,705)	$(1,922)	$20

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

Credit Derivatives Description
he following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.
As of December 31, 2013

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$735	$6	2 years	Corporate Credit/ Foreign Gov.	A	$592	$(4)
Below investment grade risk exposure	24	—	1 year	Corporate Credit	CCC	25	—
Basket credit default swaps [4]
Investment grade risk exposure	1,912	25	3 years	Corporate Credit	BBB+	784	(10)
Below investment grade risk exposure	87	8	5 years	Corporate Credit	BB-	—	—
Investment grade risk exposure	235	(5)	3 years	CMBS Credit	A	235	5
Below investment grade risk exposure	115	(18)	3 years	CMBS Credit	B-	115	18
Embedded credit derivatives
Investment grade risk exposure	150	145	3 years	Corporate Credit	BBB+	—	—
Total [5]	$3,258	$161				$1,751	$9
As of December 31, 2012

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,787	$8	3 years	Corporate Credit/ Foreign Gov.	A	$878	$(19)
Below investment grade risk exposure	114	(1)	1 year	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,074	11	2 years	Corporate Credit	BBB+	1,326	(6)
Investment grade risk exposure	237	(12)	4 years	CMBS Credit	A	238	12
Below investment grade risk exposure	115	(27)	4 years	CMBS Credit	B+	115	27
Embedded credit derivatives
Investment grade risk exposure	325	296	4 years	Corporate Credit	BBB-	—	—
Total [5]	$4,652	$275				$2,671	$11

[1]
 The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 - Fair Value Measurements.

Classification and Carrying Amount of Loaned Securities and Derivative Instruments Collateral Pledged
U.S. [Member]
Derivative [Line Items]
Macro hedge program
The following table represents notional and fair value for the U.S. macro hedge program.

	Notional Amount		Fair Value
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Equity options and swaps	9,934	7,442	139	286
Total	$9,934	$7,442	$139	$286

International [Member]
Derivative [Line Items]
Macro hedge program

	Notional Amount		Fair Value
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Credit derivatives	350	350	5	28
Currency forwards [1]	8,778	9,327	24	(87)
Currency options	8,408	9,710	(58)	(49)
Equity futures	999	1,206	—	—
Equity options	1,022	2,621	(63)	(105)
Equity swaps	3,830	2,683	(95)	(12)
Customized swaps	—	899	—	(11)
Interest rate futures	566	634	—	—
Interest rate swaps and swaptions	33,072	21,018	160	131
Total	$57,025	$48,448	$(27)	$(105)

[1]
 As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.